GENERAL INFORMATION (Details) ₽ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Apr. 30, 2020 USD ($)
General information
Foreign currency translation			$ 623	$ (49)	$ 819
Russia
General information
Impairment loss recognised in profit or loss		$ 723
Kyrgyzstan
General information
Impairment loss recognised in profit or loss		$ 64
PMCL (Pakistan Mobile Communications Ltd)
General information
Proportion Of Ownership Interests Sold		15.00%					15.00%
CJSC “VEON Armenia”
General information
Consideration received	$ 51
VTB Bank bilateral term loan
General information
Facility amount								$ 422	₽ 30,000
RUB100bn bilateral facility
General information
Facility amount | ₽											₽ 100,000
RUB100bn bilateral facility | Veon Holdings B.v.
General information
Facility amount										$ 1,450
Undrawn borrowing facilities										1,450	100,000
MTN unsecured notes | Veon Holdings B.v.
General information
Bonds issued		$ 135				$ 1,250	₽ 10,000			$ 288	₽ 20,000
MTN unsecured notes | Veon Holdings B.v. | Maximum
General information
Bonds issued												$ 6,500